Property, plant and equipment (Details 2) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Net book value POS devices	R$ 2,256,793	R$ 2,254,758
Useful life measured as period of time, property, plant and equipment	5 years
Depreciation Of POS devices	R$ 831,366	773,048	R$ 695,685
Contractual obligations to acquire POS Devices	823,267	417,064
Current lease liabilities	19,133	15,506
Non-current lease liabilities	59,696	71,955
Interest expense on lease liabilities	19,621	18,590	R$ 16,972
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
provision of POS device	156,079	163,891
Gross carrying amount [member] | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
provision of POS device	559,735	416,030
Accumulated amortization | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
provision of POS device	R$ 418,731	R$ 252,139